CONSOLIDATED STATEMENTS OF CASH FLOWS (Q1) (Parenthetical)	Mar. 31, 2022	Feb. 28, 2022
Convertible Notes [Member]
Changes in operating assets and liabilities:
Interest rate on convertible notes	15.00%	15.00%